May 31, 2022
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide VLI Separate Account-7 Nationwide Life Insurance Company Post-Effective Amendment No. 2 (File No. 333-258035)
Ladies and Gentlemen:
We are filing on behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account-7 (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"):
(1)	One complete copy of Post-Effective Amendment No. 2 to the Variable Account’s Registration Statement ("Post-Effective Amendment"); and
(2)	One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements. An original power of attorney is on file with Nationwide.
The purpose of this filing is to add disclosure that the indexed interest strategies are not available through all broker dealers at the time of application, modifying the following sections in the statutory prospectus:
•	Disclosure has been added to the Investments subsection of the Restrictions section of the Key Information Table, see new fourth bullet;
•	Disclosure has been added to the Indexed Interest Options section, see bolded sentence; and
•	Disclosure has been added to Appendix C: Indexed Interest Strategies, see bolded sentence.
•	In addition, in the Fee Table the Maximum Administrative Charge has been changed from $10 to $20. There is no "on and after" applicability included for this change as this product will not have launched by the supplement effective date, i.e. no policies will have been sold.
Nationwide represents that any applicable changes to these disclosures as a result of staff comments will also be included in the initial statutory prospectus, to the extent appropriate.
This Post-Effective Amendment shall be effective on August 12, 2022, pursuant to Rule 485(a) under the 1933 Act. Nationwide has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act. The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.
Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

/s/ Stephen M. Jackson
Stephen M. Jackson
Senior Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies